Summary of Significant Accounting Policies - Schedule of Concentrations and Risks (Details)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Total revenue percentage		7.00%	10.40%	4.50%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage		9.00%	11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage		5.00%	4.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage		17.00%	0.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage		15.00%	14.00%	20.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases Benchmark Member
Concentration Risk [Line Items]
Total revenue percentage		17.00%	7.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage	[1]	28.00%	28.00%	29.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchases Benchmark Member
Concentration Risk [Line Items]
Total revenue percentage	[1]	38.00%	42.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage	[1]	11.00%	8.00%	2.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases Benchmark Member
Concentration Risk [Line Items]
Total revenue percentage	[1]	6.00%	10.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage		5.00%	6.00%	11.00%

[1]	Those suppliers are related to the Company